Accounts Receivable, Net	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Accounts Receivable, Net
8.	Accounts receivable, net

	December 31,
	2020	2021
	RMB	RMB
Accounts receivable, gross	75,686	90,330
Less: expected credit loss provision	(4,449)	(2,296)

Accounts receivable, net	71,237	88,034

The Group recorded a provision for current expected credit loss. The following table sets out movements of the expected credit loss provision for the years ended December 31, 2019, 2020 and 2021:

	For the years ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance prior to ASC 326	—	(922)	—
Impact of adoption to ASC326	—	(3,122)	—
Balance at beginning of the year	(922)	(4,044)	(4,449)

Current year provision	—	(1,907)	(715)
Current year reversal	—	1,502	2,868

Balance at end of the year	(922)	(4,449)	(2,296)